Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Acquisition of ACTech [text block]
in 000€	Carryingvalue atacquisitiondate	Fair valueadjust-ments	Fair valueat acquisi-tion date
Assets
Technology	−	515	515
Customer relations	−	17,092	17,092
Other intangible assets	6,330	(5,345)	985
Property, plant & equipment	19,986	243	20,229
Deferred tax assets	503	(415)	88
Other non-current financial assets	56	−	56
Inventory	2,356	433	2,789
Trade receivables	5,176	−	5,176
Cash & cash equivalents	2,244	−	2,244
Other assets	542	−	542
Total Assets	37,193	12,523	49,716
Liabilities
Deferred tax liabilities	(47)	(5,977)	(6,024)
Deferred income	(1,298)	1,298	−
Loans & borrowings	(11,308)	−	(11,308)
Trade payables	(777)	−	(777)
Tax payables	(3,664)	1,214	(2,450)
Other liabilities	(9,062)	−	(9,062)
Total Liabilities	(26,156)	(3,465)	(29,621)
Total identified assets and liabilities	11,037	9,058	20,095
Goodwill	−	−	8,812
Acquisition price	−	−	28,907
Cash & cash equivalents acquired	(2,244)
Acquisition price in cash including escrow	29,417
Total cash flow	27,173

Acquisition of Engimplan [Text Block]
in 000€	Carryingvalue atacquisitiondate	Fair valueadjust-ments	Fair valueat acquisi-tion date
Assets
Software	214	−	214
Customer relations	−	2,530	2,530
Trademarks	−	556	556
Other intangible assets	9	−	9
Property, plant & equipment	2,268	101	2,369
Right-of-use assets	633	−	633
Deferred tax assets	−	−	−
Other non-current financial assets	3	−	3
Inventory	2,084	96	2,180
Trade receivables	1,802	−	1,802
Other current assets	391	−	391
Cash from capital increase	5,750	−	5,750
Cash & cash equivalents	316	−	316
Total Assets	13,470	3,283	16,753
Liabilities
Deferred tax liabilities	−	−	−
Deferred income	(83)	−	(83)
Loans & borrowings	(1,443)	−	(1,443)
Lease liabilities	(633)	−	(633)
Trade payables	(271)	−	(271)
Tax payables	(100)	−	(100)
Payroll related payables	(298)	−	(298)
Other liabilities	(914)	−	(914)
Total Liabilities	(3,742)	−	(3,742)
Total identified assets and liabilities	9,728	3,283	13,011
Goodwill	−	−	2,639
Non-controlling interest	−	−	(3,253)
Acquisition price	−	−	12,397
Cash & cash equivalents acquired	(316)
Cash from capital increase	(5,750)
Acquisition price in cash	12,397
Total cash flow	6,331